STOCKHOLDERS' EQUITY (Details 2) (USD $)	0 Months Ended					1 Months Ended	12 Months Ended
	Aug. 02, 2011	Mar. 08, 2011	Dec. 31, 2010	Jun. 23, 2010	Mar. 08, 2010	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity
Registered direct offerings of common shares and warrants								711,629	2,467,212
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses							3,260,865	$ 23,876,370	$ 48,452,644
Net proceeds from issuance of shares through an underwritten public offering								44,961,137
Stock warrant expense - noncash								204,980	65,529
Common stock
Stockholders' equity
Registered direct offerings of common shares and warrants		2,033,247	1,764,706	1,189,061	1,734,104	2,359,932	2,359,932	2,033,247	4,687,871
Purchase price (in dollars per share)	$ 18.00	$ 12.3678	$ 10.20	$ 12.615	$ 10.38	$ 1.4725			$ 10.20
Gross proceeds from issuance of shares		25,100,000		15,000,000		3,475,000			18,000,000
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses		23,900,000		14,100,000	17,500,000	3,268,798			16,900,000
Stock issued during period (in shares)	2,700,000							2,666,666
Net proceeds from issuance of shares through an underwritten public offering	45,000,000
Warrants to purchase shares of common stock outstanding and exercisable							4,738,093
Number of shares of stock for which warrants expired unexercised							95,874	151,868	127,291
Number of shares of stock issued during the period as a result of the exercise of warrants							140,712	1,458
Common stock | Issued on August 20, 2012 and expired on August 16, 2017
Stockholders' equity
Number of Underlying Shares Of Common Stock							1,039,254
Exercise price (in dollars per share)							1.50
Common stock | Issued on December 15, 2008 and expired on June 14, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							50,000
Exercise price (in dollars per share)							24.00
Common stock | Issued on August 13, 2009 and expired on August 12, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							399,998
Exercise price (in dollars per share)							15.00
Common stock | Issued on August 13, 2009 and expired on June 9, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							40,000
Exercise price (in dollars per share)							15.00
Common stock | Issued on November 22, 2010 and expired on November 21, 2013
Stockholders' equity
Number of Underlying Shares Of Common Stock							30,000
Exercise price (in dollars per share)							12.00
Common stock | Issued on March 8, 2011 and expired on March 8, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							670,966
Exercise price (in dollars per share)							13.50
Common stock | Issued on March 8, 2011 and expired on June 9, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							40,663
Exercise price (in dollars per share)							15.48
Common stock | Issued on March 8, 2010 and expired on September 8, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							867,048
Exercise price (in dollars per share)							12.48
Common stock | Issued on March 8, 2010 and expired on June 9, 2014
Stockholders' equity
Number of Underlying Shares Of Common Stock							34,681
Exercise price (in dollars per share)							12.96
Common stock | Issued on June 23, 2010 and expired on June 23, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							594,525
Exercise price (in dollars per share)							14.70
Common stock | Issued on June 23, 2010 and expired on June 9, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							35,671
Exercise price (in dollars per share)							15.78
Common stock | Issued on December 30, 2010 and expired on December 30, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							882,348
Exercise price (in dollars per share)							12.00
Common stock | Issued on December 30, 2010 and expired on June 9, 2015
Stockholders' equity
Number of Underlying Shares Of Common Stock							52,939
Exercise price (in dollars per share)							12.75
Common stock | Warrants issued to institutional investors
Stockholders' equity
Registered direct offerings of common shares and warrants		670,966		594,525	867,048	1,179,966	1,179,966		882,348
Number of institutional investors						1
Expiration period of warrants issued		3 years				5 years
Exercise price (in dollars per share)		$ 13.50	$ 12.00	$ 14.70	$ 12.48	$ 1.50			$ 12.00
Number of institutional investors					2
Common stock | Placement agent warrants
Stockholders' equity
Registered direct offerings of common shares and warrants		40,663		35,671	34,681				52,939
Exercise price (in dollars per share)		$ 15.48	$ 12.75	$ 15.78	$ 12.96				$ 12.75
Common stock | Warrants issued for services
Stockholders' equity
Registered direct offerings of common shares and warrants									30,000
Period over which warrants become exercisable from date of grant							12 months
Stock warrant expense - noncash							0	$ 204,980	$ 65,529